UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22782

EGA Frontier Diversified Core Fund
(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450
(Address of principal executive offices) (Zip code)

Robert C. Holderith

171 East Ridgewood Avenue

Ridgewood, NJ 07450
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGA Frontier Diversified Core Fund

June 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.1%
Bangladesh - 19.3%
Bangladesh Submarine Cable Co., Ltd.	12,600	$30,493
GrameenPhone, Ltd.	7,800	30,185
Khulna Power Co., Ltd.	35	21
Lafarge Surma Cement, Ltd.*	29,500	31,667
Meghna Petroleum, Ltd.	9,000	31,732
Olympic Industries, Ltd.	10,500	30,133
Padma Oil Co., Ltd.	7,500	31,082
Square Pharmaceuticals, Ltd.	8,370	30,438

Total Bangladesh		215,751
Botswana - 2.2%
Choppies Enterprises, Ltd.	52,300	24,964
Bulgaria - 0.1%
Sopharma AD Sofia	455	1,398
Croatia - 1.8%
Hrvatski Telekom dd	739	20,295
Estonia - 1.0%
AS Tallinna Vesi Class A	23	416
Olympic Entertainment Group AS	3,914	10,503

Total Estonia		10,919
Jordan - 0.4%
Jordan Phosphate Mines*	548	4,637
Kenya - 8.5%
East African Breweries, Ltd.	10,225	33,021
Kenya Commercial Bank, Ltd.	53,000	30,846
Safaricom, Ltd.	220,831	31,374

Total Kenya		95,241
Nigeria - 9.6%
Lafarge Cement WAPCO Nigeria PLC	29,230	19,923
Nigerian Breweries PLC	28,732	30,345
Oando PLC	149,708	26,890
Zenith Bank PLC	194,329	29,892

Total Nigeria		107,050
Oman - 10.3%
Al Jazeera Steel Products Co.	2,174	2,473
Al Maha Petroleum Products Marketing Co. LLC	53	334
Bank Muscat SAOG	17,425	30,777
Oman Investment & Finance	30,682	21,358
Oman Telecommunications Co. SAOG	7,450	31,542
Renaissance Services SAOG	9,369	15,282
Sembcorp Salalah Power & Water Co.	2,304	12,687

Total Oman		114,453
Qatar - 19.2%
Barwa Real Estate Co.	2,600	25,353
Gulf International Services QSC	1,181	29,877
Industries Qatar QSC	1,189	55,194
Medicare Group	1,309	27,326
Qatar Electricity & Water Co.	576	27,356
Vodafone Qatar	5,516	23,788
Widam Food Co.	1,883	25,603

Total Qatar		214,497
Romania - 2.7%
Societatea Nationala de Gaze Naturale ROMGAZ SA	2,021	21,903
Transelectrica SA	1,183	8,314

Total Romania		30,217

Investments	Shares/Principal	Value
Slovenia - 3.7%
Krka dd Novo mesto	327	$31,340
Telekom Slovenije DD	49	9,996

Total Slovenia		41,336
Sri Lanka - 2.9%
Commercial Bank of Ceylon PLC	11,483	12,388
John Keells Holdings PLC	11,860	20,012

Total Sri Lanka		32,400
Vietnam - 18.4%
HAGL JSC	27,130	30,781
PetroVietnam Construction JSC*	181,400	35,719
PetroVietnam Fertilizer & Chemicals JSC	18,750	28,393
PetroVietnam General Services JSC	28,750	23,857
PetroVietnam Technical Service Corp.	22,900	31,349
Pha Lai Thermal Power JSC	26,490	25,335
Tan Tao Investment Industry Corp.*	80,720	30,275

Total Vietnam		205,709

TOTAL COMMON STOCKS
(Cost: $1,107,668)		1,118,867
CONVERTIBLE BOND - 0.0%**
Oman - 0.0%**
Bank Muscat SAOG, 4.50%, 3/20/17#
(Cost: $76)	$249	62
TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $1,107,744)		1,118,929

Liabilities in Excess of Other Assets - (0.1)%		(882)
Net Assets- 100.0%		$1,118,047

*	Non-income producing security
**	Less than 0.05%
#	Fair valued security

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGA Frontier Diversified Core Fund

June 30, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$35,503	3.2%
Consumer Goods	149,945	13.4
Consumer Services	90,740	8.1
Financials	159,531	14.3
Health Care	90,502	8.1
Industrials	183,873	16.5
Oil & Gas	157,033	14.0
Technology	30,493	2.7
Telecommunications	147,180	13.2
Utilities	74,129	6.6
Total Investments	1,118,929	100.1
Liabilities in Excess of Other Assets	(882)	(0.1)
Net Assets	$1,118,047	100.0%

See Notes to Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent Prospectus and Statement of Additional Information.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGA Frontier Diversified Core Fund	$ 1,107,744	$ 41,688	$ (30,503)	$ 11,185

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fund	Common Stocks	Convertible Bond	Common Stocks	Total
EGA Frontier Diversified Core Fund*	$ 1,118,867	$ 62	$ –	$ 1,118,929

* Please refer to the Schedule of Investments to view securities segregated by country.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Frontier Diversified Core Fund

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	August 18, 2014

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	August 18, 2014

* Print the name and title of each signing officer under his or her signature.